Taxes On Income (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 01, 2018	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Theoretical tax expense			$ 60,220	$ 56,648	$ 54,584
Corporate tax rates			23.00%	23.00%	23.00%
Period for certain income from approved enterprise program to be tax exempt, in years			2 years
Tax rate for certain income from approved enterprise program			25.00%
Period of reduced tax rate for certain income from approved enterprise program, in years			8 years
Commencement of production maximum period for tax exempt income, in years			12 years
Period after date of approval which income is not longer tax exempt, in years			14 years
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises			$ 710,000
Income tax liability			$ 177,500
Special preferred enterprise minimum tax rate		6.00%
Special preferred enterprise tax rate on dividends for foreign private investors			4.00%
Special preferred enterprise qualifications, minimum percentage of revenue invested in R&D		7.00%
Liability for unrecognized tax benefits			$ 60,096	$ 53,267	$ 59,944
Accrued interest and penalties			1,791	$ 1,946
Available carry forward tax losses			444,044
Available carry forward tax losses non-Israeli subsidiaries			17,969
Tax Credit Carryforward, Amount			48,119
Tax Credit Carryforward, Valuation Allowance			$ 45,346
Israel
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates			23.00%	23.00%
U.S.
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates	21.00%			35.00%
Maximum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years			10 years
Minimum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years			5 years